Share based payment reserve (Details Narrative)	6 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 SGD ($) shares	Dec. 19, 2025 shares	Nov. 19, 2025 shares	Oct. 21, 2025 shares	Sep. 19, 2025 shares	Aug. 19, 2025 shares	Jul. 21, 2025 shares	Jun. 30, 2025 SGD ($) shares	Jun. 19, 2025 shares	May 19, 2025 shares	Apr. 19, 2025 shares	Mar. 19, 2025 shares	Feb. 28, 2025 SGD ($)	Jun. 30, 2024 shares
IfrsStatementLineItems [Line Items]
Sharebased payment to employee	$ 195,273		$ 250,000							$ 100,000
Share based expense	$ 192,950	$ 250,000
Reserve of sharebased payments shares	108,812		108,812	26,914	16,703	11,775	10,518	10,190	8,344	24,368	7,290	8,152	4,284	4,642
Employee [member]
IfrsStatementLineItems [Line Items]
Reserve of sharebased payments shares	108,813		108,813
Reserve of share-based payments [member]
IfrsStatementLineItems [Line Items]
Sharebased payment to employee | $															$ 25,000